Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangibles [Abstract]
Changes in the carrying amount of goodwill

Changes in the carrying amount of goodwill, for the years ended December 31, 2012, and 2011 are as follows:

	Agricultural Equipment Segment	Construction Equipment Segment	Financial Services Segment	Total
	(in millions)
Balance at January 1, 2011	$1,666	$567	$152	$2,385
Acquisition	—	35	—	35
Impact of foreign exchange	(2)	(5)	—	(7)

Balance at December 31, 2011	1,664	597	152	2,413
Acquisition	—	—	—	—
Impact of foreign exchange	2	—	1	3

Balance at December 31, 2012	$1,666	$597	$153	$2,416

Other intangible assets and related accumulated amortization

As of December 31, 2012, and 2011, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		2012			2011
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(in millions)
Other intangible assets subject to amortization:
Engineering Drawings	20	$377	$262	$115	$376	$245	$131
Dealer Networks	25	226	113	113	230	104	126
Software	5	478	369	109	436	333	103
Other	10 – 30	86	42	44	78	39	39

		1,167	786	381	1,120	721	399

Other intangible assets not subject to amortization:
Trademarks		272	—	272	272	—	272

Total other intangible assets		$1,439	$786	$653	$1,392	$721	$671